BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total Liabilities, current	$ 1,931,575	$ 1,362,950
Other current financial liabilities	708,470	348,905
Current lease liabilities	55,823	55,851
Trade and other current payables	1,043,241	745,971
Accounts payable to related companies	9,437	10,563
Other short-term provisions	3,055	1,837
Current tax liabilities	30,405	27,565
Current provisions for employee benefits	7,501	6,669
Other current non-financial liabilities	73,643	165,589
Total non-current liabilities	9,689,710	8,072,647
Other non-current financial liabilities	6,939,288	5,721,712
Non-current lease liabilities	959,237	672,139
Non-current payables	53,713	35,310
Non-current accounts payable to related companies	23,924	26,207
Other long-term provisions	38,588	33,121
Deferred tax liabilities	1,550,057	1,469,512	$ 1,543,624
Non-current provisions for employee benefits	87,359	77,634
Other non-current non-financial liabilities	30,288	37,012
Current tax liabilities, non-current	7,256	0
Later than one year and not later than three years [member]
Statement [Line Items]
Total non-current liabilities	2,483,597	2,905,653
Other non-current financial liabilities	1,156,587	1,686,157
Bank borrowings	414,511	728,289
Other borrowings	742,076	957,868
Non-current lease liabilities	98,028	104,578
Non-current payables	53,713	35,310
Non-current accounts payable to related companies	15,821	13,655
Other long-term provisions	34,618	29,155
Deferred tax liabilities	999,927	922,585
Non-current provisions for employee benefits	87,359	77,634
Other non-current non-financial liabilities	30,288	36,579
Current tax liabilities, non-current	7,256	0
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	1,561,743	1,040,941
Other non-current financial liabilities	1,405,814	885,612
Bank borrowings	322,845	173,907
Other borrowings	1,082,969	711,705
Non-current lease liabilities	83,634	70,490
Non-current payables	0	0
Non-current accounts payable to related companies	612	7,581
Other long-term provisions	114	3,966
Deferred tax liabilities	71,569	72,859
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	433
Current tax liabilities, non-current	0	0
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	1,306,967	1,021,171
Other current financial liabilities	163,130	60,710
Bank Loans	91,845	28,154
Other Loans	71,285	32,556
Current lease liabilities	18,605	15,116
Trade and other current payables	1,002,999	741,847
Accounts payable to related companies	9,437	10,563
Other short-term provisions	3,055	1,837
Current tax liabilities	28,597	18,840
Current provisions for employee benefits	7,501	6,669
Other current non-financial liabilities	73,643	165,589
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	624,608	341,779
Other current financial liabilities	545,340	288,195
Bank Loans	219,854	220,673
Other Loans	325,486	67,522
Current lease liabilities	37,218	40,735
Trade and other current payables	40,242	4,124
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	1,808	8,725
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	5,644,370	4,126,053
Other non-current financial liabilities	4,376,887	3,149,943
Bank borrowings	207,111	0
Other borrowings	4,169,776	3,149,943
Non-current lease liabilities	777,575	497,071
Non-current payables	0	0
Non-current accounts payable to related companies	7,491	4,971
Other long-term provisions	3,856	0
Deferred tax liabilities	478,561	474,068
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Current tax liabilities, non-current	0	0
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	1,931,575	1,362,950
Other current financial liabilities	708,470	348,905
Bank Loans	311,699	248,827
Other Loans	396,771	100,078
Current lease liabilities	55,823	55,851
Trade and other current payables	1,043,241	745,971
Accounts payable to related companies	9,437	10,563
Other short-term provisions	3,055	1,837
Current tax liabilities	30,405	27,565
Current provisions for employee benefits	7,501	6,669
Other current non-financial liabilities	73,643	165,589
Total non-current liabilities	9,689,710	8,072,647
Other non-current financial liabilities	6,939,288	5,721,712
Bank borrowings	944,467	902,196
Other borrowings	5,994,821	4,819,516
Non-current lease liabilities	959,237	672,139
Non-current payables	53,713	35,310
Non-current accounts payable to related companies	23,924	26,207
Other long-term provisions	38,588	33,121
Deferred tax liabilities	1,550,057	1,469,512
Non-current provisions for employee benefits	87,359	77,634
Other non-current non-financial liabilities	30,288	37,012
Current tax liabilities, non-current	7,256	0
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	716,962	1,166,799
Bank borrowings	209,522	481,867
Other borrowings	507,440	684,932
Non-current lease liabilities	34,671	26,402
Non-current payables	24,952	23,942
Non-current accounts payable to related companies	15,821	13,655
Other long-term provisions	23,482	0
Deferred tax liabilities	986,295	916,756
Current tax liabilities, non-current	4,255	0
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	1,220,427	495,482
Bank borrowings	226,496	0
Other borrowings	993,931	495,482
Non-current lease liabilities	22,517	19,943
Non-current payables	0	0
Non-current accounts payable to related companies	612	7,581
Other long-term provisions	0	0
Deferred tax liabilities	67,719	72,859
Current tax liabilities, non-current	0	0
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	71,285	36,401
Bank Loans	0	3,845
Other Loans	71,285	32,556
Current lease liabilities	4,160	3,612
Trade and other current payables	156,408	188,747
Accounts payable to related companies	559	426
Other short-term provisions	116	490
Current tax liabilities	6,883	2,613
Current provisions for employee benefits	13	0
Other current non-financial liabilities	17,890	125,483
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	165,439	155,499
Bank Loans	125,599	140,457
Other Loans	39,840	15,042
Current lease liabilities	12,119	9,661
Trade and other current payables	384	0
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	1,808	473
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,084,687	1,872,155
Bank borrowings	207,111	0
Other borrowings	1,877,576	1,872,155
Non-current lease liabilities	72,024	74,316
Non-current payables	0	0
Non-current accounts payable to related companies	7,491	4,971
Other long-term provisions	0	0
Deferred tax liabilities	453,887	453,471
Current tax liabilities, non-current	0	0
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	236,724	191,900
Bank Loans	125,599	144,302
Other Loans	111,125	47,598
Current lease liabilities	16,279	13,273
Trade and other current payables	156,792	188,747
Accounts payable to related companies	559	426
Other short-term provisions	116	490
Current tax liabilities	8,691	3,086
Current provisions for employee benefits	13	0
Other current non-financial liabilities	17,890	125,483
Other non-current financial liabilities	4,022,076	3,534,436
Bank borrowings	643,129	481,867
Other borrowings	3,378,947	3,052,569
Non-current lease liabilities	129,212	120,661
Non-current payables	24,952	23,942
Non-current accounts payable to related companies	23,924	26,207
Other long-term provisions	23,482	0
Deferred tax liabilities	1,507,901	1,443,086
Current tax liabilities, non-current	4,255	0
Euros [Member]
Statement [Line Items]
Total Liabilities, current	131,954	101,700
Other current financial liabilities	76,916	67,987
Current lease liabilities	110	113
Trade and other current payables	37,180	21,414
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	17,598	12,092
Current provisions for employee benefits	0	0
Other current non-financial liabilities	150	94
Total non-current liabilities	217,748	255,725
Other non-current financial liabilities	217,535	255,430
Non-current lease liabilities	213	295
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Current tax liabilities, non-current	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	144,005	126,200
Bank borrowings	144,005	126,200
Non-current lease liabilities	159	174
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	73,530	129,230
Bank borrowings	73,530	129,230
Non-current lease liabilities	54	121
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Bank Loans	0	0
Current lease liabilities	32	30
Trade and other current payables	37,180	21,414
Current tax liabilities	17,598	12,092
Other current non-financial liabilities	150	94
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	76,916	67,987
Bank Loans	76,916	67,987
Current lease liabilities	78	83
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank borrowings	0	0
Non-current lease liabilities	0	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	76,916	67,987
Bank Loans	76,916	67,987
Current lease liabilities	110	113
Trade and other current payables	37,180	21,414
Current tax liabilities	17,598	12,092
Other current non-financial liabilities	150	94
Other non-current financial liabilities	217,535	255,430
Bank borrowings	217,535	255,430
Non-current lease liabilities	213	295
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	586,110	154,498
Other current financial liabilities	109,184	36,538
Current lease liabilities	16,052	13,435
Trade and other current payables	428,735	78,396
Accounts payable to related companies	0	3,007
Other short-term provisions	1,514	0
Current tax liabilities	72	1,184
Current provisions for employee benefits	0	0
Other current non-financial liabilities	30,553	21,938
Total non-current liabilities	947,529	723,448
Other non-current financial liabilities	83,803	164,899
Non-current lease liabilities	778,083	490,778
Non-current accounts payable to related companies	0	0
Other long-term provisions	6,879	6,785
Deferred tax liabilities	29,700	21,645
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	29,506	36,075
Current tax liabilities, non-current	0
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	60,984	120,222
Bank borrowings	60,984	120,222
Non-current lease liabilities	32,098	36,290
Non-current payables	19,558	3,266
Other long-term provisions	2,909	2,819
Deferred tax liabilities	1,176	1,048
Other non-current non-financial liabilities	29,506	35,642
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	22,819	44,677
Bank borrowings	22,819	44,677
Non-current lease liabilities	43,376	34,477
Non-current payables	0	0
Other long-term provisions	114	3,966
Deferred tax liabilities	3,850	0
Other non-current non-financial liabilities	0	433
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	91,845	24,309
Bank Loans	91,845	24,309
Current lease liabilities	6,176	3,729
Trade and other current payables	392,040	74,610
Accounts payable to related companies	0	3,007
Other short-term provisions	1,514	0
Current tax liabilities	72	1,184
Other current non-financial liabilities	30,553	21,938
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	17,339	12,229
Bank Loans	17,339	12,229
Current lease liabilities	9,876	9,706
Trade and other current payables	36,695	3,786
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank borrowings	0	0
Non-current lease liabilities	702,609	420,011
Non-current payables	0	0
Other long-term provisions	3,856	0
Deferred tax liabilities	24,674	20,597
Other non-current non-financial liabilities	0	0
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	109,184	36,538
Bank Loans	109,184	36,538
Current lease liabilities	16,052	13,435
Trade and other current payables	428,735	78,396
Accounts payable to related companies	0	3,007
Other short-term provisions	1,514	0
Current tax liabilities	72	1,184
Other current non-financial liabilities	30,553	21,938
Other non-current financial liabilities	83,803	164,899
Bank borrowings	83,803	164,899
Non-current lease liabilities	778,083	490,778
Non-current payables	19,558	3,266
Other long-term provisions	6,879	6,785
Deferred tax liabilities	29,700	21,645
Other non-current non-financial liabilities	29,506	36,075
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	50,411	62,339
Other current financial liabilities	0	0
Current lease liabilities	0	0
Trade and other current payables	41,240	47,373
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	2,791	8,252
Current provisions for employee benefits	0	0
Other current non-financial liabilities	6,380	6,714
Total non-current liabilities	5,869	26,358
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	2,803	26,294
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	65	64
Current tax liabilities, non-current	3,001
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other long-term provisions	2,803	26,294
Other non-current non-financial liabilities	65	64
Current tax liabilities, non-current	3,001	0
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Current tax liabilities, non-current	0	0
Argentine Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Trade and other current payables	41,240	47,373
Current tax liabilities	2,791	0
Other current non-financial liabilities	6,380	6,714
Argentine Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Trade and other current payables	0	0
Current tax liabilities	0	8,252
Other current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Current tax liabilities, non-current	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Trade and other current payables	41,240	47,373
Current tax liabilities	2,791	8,252
Other current non-financial liabilities	6,380	6,714
Other long-term provisions	2,803	26,294
Other non-current non-financial liabilities	65	64
Current tax liabilities, non-current	3,001	0
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	31,757	30,733
Other current financial liabilities	0	0
Current lease liabilities	428	584
Trade and other current payables	23,199	24,199
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	974	2,951
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,156	2,999
Total non-current liabilities	14,844	6,515
Other non-current financial liabilities	0	0
Non-current lease liabilities	549	523
Non-current accounts payable to related companies	0	0
Other long-term provisions	5,424	0
Deferred tax liabilities	7,297	4,781
Non-current provisions for employee benefits	1,574	1,211
Other non-current non-financial liabilities	0	0
Current tax liabilities, non-current	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	504	494
Other long-term provisions	5,424	0
Deferred tax liabilities	7,297	4,781
Non-current provisions for employee benefits	1,574	1,211
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	45	29
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	177	147
Trade and other current payables	20,036	23,861
Current tax liabilities	974	2,951
Other current non-financial liabilities	7,156	2,999
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	251	437
Trade and other current payables	3,163	338
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	428	584
Trade and other current payables	23,199	24,199
Current tax liabilities	974	2,951
Other current non-financial liabilities	7,156	2,999
Non-current lease liabilities	549	523
Other long-term provisions	5,424	0
Deferred tax liabilities	7,297	4,781
Non-current provisions for employee benefits	1,574	1,211
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	257	49
Deferred tax liabilities	5,159	0
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	103	107
Trade and other current payables	30,083	16,411
Current tax liabilities	279	0
Other current non-financial liabilities	49	9
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	238	858
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	341	965
Trade and other current payables	30,083	16,411
Current tax liabilities	279	0
Other current non-financial liabilities	49	9
Non-current lease liabilities	257	49
Deferred tax liabilities	5,159	0
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	329,631	376,106
Other current financial liabilities	0	0
Current lease liabilities	16,430	22,582
Trade and other current payables	285,349	331,286
Accounts payable to related companies	8,878	7,130
Other short-term provisions	21	111
Current tax liabilities	0	0
Current provisions for employee benefits	7,488	6,669
Other current non-financial liabilities	11,465	8,328
Total non-current liabilities	129,272	128,678
Other non-current financial liabilities	0	0
Non-current lease liabilities	33,567	43,238
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	42
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	85,785	76,423
Other non-current non-financial liabilities	717	873
Current tax liabilities, non-current	0
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	20,396	32,934
Non-current payables	9,203	8,102
Other long-term provisions	0	42
Non-current provisions for employee benefits	85,785	76,423
Other non-current non-financial liabilities	717	873
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	13,171	10,304
Non-current payables	0	0
Other long-term provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	5,557	5,698
Trade and other current payables	285,349	331,286
Accounts payable to related companies	8,878	7,130
Other short-term provisions	21	111
Current provisions for employee benefits	7,488	6,669
Other current non-financial liabilities	11,465	8,328
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	10,873	16,884
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Non-current payables	0	0
Other long-term provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	16,430	22,582
Trade and other current payables	285,349	331,286
Accounts payable to related companies	8,878	7,130
Other short-term provisions	21	111
Current provisions for employee benefits	7,488	6,669
Other current non-financial liabilities	11,465	8,328
Non-current lease liabilities	33,567	43,238
Non-current payables	9,203	8,102
Other long-term provisions	0	42
Non-current provisions for employee benefits	85,785	76,423
Other non-current non-financial liabilities	717	873
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	333,896	96,784
Other current financial liabilities	285,646	52,480
Current lease liabilities	6,183	4,899
Trade and other current payables	40,663	38,145
Accounts payable to related companies	0	0
Other short-term provisions	1,404	1,236
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	24
Total non-current liabilities	2,633,230	1,783,542
Other non-current financial liabilities	2,615,874	1,766,947
Non-current lease liabilities	17,356	16,595
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Current tax liabilities, non-current	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	234,636	272,936
Other borrowings	234,636	272,936
Non-current lease liabilities	9,943	8,235
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	89,038	216,223
Other borrowings	89,038	216,223
Non-current lease liabilities	4,471	5,616
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Current lease liabilities	2,400	1,793
Trade and other current payables	40,663	38,145
Other short-term provisions	1,404	1,236
Other current non-financial liabilities	0	24
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	285,646	52,480
Other Loans	285,646	52,480
Current lease liabilities	3,783	3,106
Trade and other current payables	0	0
Other short-term provisions	0	0
Other current non-financial liabilities	0	0
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,292,200	1,277,788
Other borrowings	2,292,200	1,277,788
Non-current lease liabilities	2,942	2,744
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	285,646	52,480
Other Loans	285,646	52,480
Current lease liabilities	6,183	4,899
Trade and other current payables	40,663	38,145
Other short-term provisions	1,404	1,236
Other current non-financial liabilities	0	24
Other non-current financial liabilities	2,615,874	1,766,947
Other borrowings	2,615,874	1,766,947
Non-current lease liabilities	$ 17,356	$ 16,595